Stock-based compensation	12 Months Ended
Dec. 31, 2021
Stock-based compensation
Stock-based compensation

20.Stock-based compensation

On March 16, 2021 at the Annual General Meeting, our shareholders approved and made effective our 2021 Incentive Award Plan (“2021 Plan”). The principal purpose of the 2021 Plan is to attract, retain and motivate selected employees, consultants and directors through the granting of share-based compensation awards and cash-based performance bonus awards. Under the 2021 Plan, 1,085,900 shares are initially available for issuance pursuant to a variety of stock-based compensation awards, including stock options, restricted stock unit awards and performance based restricted stock unit awards; provided, however, that no more than 1,085,900 shares may be issued upon the exercise of incentive stock options. The shares will be issued when the program vests over the four-year plan period.

In connection with the closing of the initial public offering, the Company granted options to purchase an aggregate of 620,675 common shares out of the 2021 Plan, of which 442,789 options were granted to certain of our executive officers and directors, in each case with an exercise price equal to 125% of the initial public offering price of $20.00. Such options shall vest over four years, subject to the terms and conditions of the 2021 Plan. The expiration date on the options is five years from grant date. The material terms of the 2021 Plan have been summarized within the final prospectus relating to the initial public offering, dated March 24, 2021. The IFRS 2 cost is calculated according to the following: Fair value per option at the grant date * the number of outstanding share options * the number of days passed of the vesting period. To calculate fair value per share option at the grant date, the principles of the Black and Scholes model have been used. The expense associated with these stock options amounted to $1.0 million for the twelve months ended December 31, 2021. These are recorded within selling and administrative expenses within the income statement.

A summary of stock option activity under the Company's 2021 Plan relating to awards to certain officers and directors as of December 31, 2021, and changes during the twelve months ended December 31, 2021, are as follows:

		Weighted
	Outstanding	Average
	Stock	Exercise
	Options	Price
Granted	442,789	25
Vested	0
Forfeited	0
Balance as of December 31, 2021	442,789	25

During the third quarter, 465,225 restricted stock units (“RSUs”) that had been approved at the Annual General Meeting on March 16, 2021 were awarded to employees currently employed by Olink under the 2021 Plan. Of this, 344,271 were granted as at December 31, 2021, of which 108,071 RSU’s were granted to our executive officers. The RSUs will vest during a four-year period; new shares will be issued when the RSUs vest. The expense associated with these RSUs amounted to $2.0 million for the twelve months ended December 31, 2021. These are recorded within selling, administrative and cost of goods sold expenses within the income statement. The following is a summary of the RSU activity and related information as of December 31, 2021, and changes during the twelve months ended December 31, 2021:

		Weighted
		Average
	Outstanding	Grant Date Fair
	RSU’s	Value
Granted	344,271	23.75
Vested	0
Forfeited	8,822
Balance as of December 31, 2021	335,449	23.75